CONSOLIDATED STATEMENTS OF CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Series A Convertible Redeemable Preferred Stock	Total
Increase (decrease) in convertible redeemable preferred stock
Issuance of preferred stock, related warrants and common stock				$ 6,408
Issuance of preferred stock, related warrants and common stock, shares				4,207,987
Interest on preferred stock		$ (159)		$ 159	$ (159)
Accretion of stock issuance costs		(163)		163	(163)
Balance Ending, Amount at Dec. 31, 2014				$ 6,730
Balance Ending, Shares at Dec. 31, 2014				4,207,987
Balance Beginning, Amount at Dec. 31, 2013	$ 7	306	$ (1,683)		(1,370)
Balance Beginning, Shares at Dec. 31, 2013	7,025,000
Increase (decrease) in stockholders' deficit
Thompson Designs, Inc. common stock assumed in conjunction with Share Exchange	$ 2	(2)
Thompson Designs, Inc. common stock assumed in conjunction with Share Exchange (in shares)	2,000,000
Issuance of common stock due to exercise of options	$ 1	98			99
Issuance of common stock due to exercise of options (in shares)	824,310
Issuance of convertible notes payable		204			204
Issuance of warrants to non-employees		204			204
Conversion of convertible notes payable to common stock	$ 1	1,846			1,847
Conversion of convertible notes payable to common stock (in shares)	1,526,001
Stock-based compensation		1,193			1,193
Issuance of preferred stock, related warrants and common stock		845			845
Interest on preferred stock		(159)		$ 159	(159)
Accretion of stock issuance costs		(163)		163	(163)
Net and comprehensive loss			(7,807)		(7,807)
Balance Ending, Amount at Dec. 31, 2014	$ 11	4,372	(9,490)		(5,107)
Balance Ending, Shares at Dec. 31, 2014	11,375,311
Increase (decrease) in convertible redeemable preferred stock
Interest on preferred stock		(50)		50	(50)
Accretion of stock issuance costs		(43)		43	(43)
Balance Ending, Amount at Jan. 31, 2015				$ 6,823
Balance Ending, Shares at Jan. 31, 2015				4,207,987
Increase (decrease) in stockholders' deficit
Issuance of common stock due to exercise of options		38			38
Issuance of common stock due to exercise of options (in shares)	40,105
Stock-based compensation		99			99
Interest on preferred stock		(50)		$ 50	(50)
Accretion of stock issuance costs		(43)		43	(43)
Net and comprehensive loss			(1,144)		(1,144)
Balance Ending, Amount at Jan. 31, 2015	$ 11	4,416	(10,634)		(6,207)
Balance Ending, Shares at Jan. 31, 2015	11,415,416
Increase (decrease) in convertible redeemable preferred stock
Issuance of common stock, net of expenses of $2,500				$ (7,226)	(7,226)
Issuance of common stock, net of expenses of $2,500 (in shares)				(4,207,987)
Interest on preferred stock		(201)		$ 201	(201)
Accretion of stock issuance costs		(202)		202	(202)
Balance Ending, Amount at Jan. 31, 2016
Balance Ending, Shares at Jan. 31, 2016				0
Increase (decrease) in stockholders' deficit
Issuance of common stock, net of expenses of $2,500	$ 12	20,530			20,542
Issuance of common stock, net of expenses of $2,500 (in shares)	12,508,395
Issuance of common stock due to exercise of options	$ 1	82			83
Issuance of common stock due to exercise of options (in shares)	666,157
Issuance of common stock due to exercise of warrants	$ 1	1,486			1,487
Issuance of common stock due to exercise of warrants (in shares)	618,716
Expense related to the modification of warrants		436			436
Issuance of convertible notes payable		500			500
Stock-based compensation		1,214			1,214
Interest on preferred stock		(201)		$ 201	(201)
Accretion of stock issuance costs		(202)		202	(202)
Net and comprehensive loss			(15,598)		(15,598)
Balance Ending, Amount at Jan. 31, 2016	$ 25	$ 28,261	$ (26,232)		2,054
Balance Ending, Shares at Jan. 31, 2016	25,208,684
Balance Ending, Amount at Jul. 31, 2016
Balance Ending, Shares at Jul. 31, 2016				0
Increase (decrease) in stockholders' deficit
Net and comprehensive loss					(9,495)
Balance Ending, Amount at Jul. 31, 2016					$ (3,136)